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JEREMY SENDEROWICZ jeremy.senderowicz@dechert.com +1 212 641 5669 Direct +1 212 698 3559 Fax

September 13, 2012

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	ALPS ETF Trust

Securities Act File No. 333-148826

Post-Effective Amendment No. 95

Investment Company Act File No. 811-22175

Amendment No. 96

Ladies and Gentlemen:

On behalf of ALPS ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 95 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A. This filing is to add the ALPS/GS Momentum BuilderTM Growth Markets Index ETF, ALPS/GS Momentum BuilderTM Multi-Asset Index ETF, ALPS/GS Momentum BuilderTM Asia ex-Japan Index ETF and ALPS/GS Risk-Adjusted Return US Large Cap Index ETF, newly created series, to the Trust and should have no effect on the existing series of the Trust. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Jeremy Senderowicz at (212) 641-5669.

Very truly yours,

/s/ Jeremy Senderowicz

Jeremy Senderowicz

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